Goodwill and Intangible Assets (Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 76,813	¥ 76,743
Gross carrying amount		9,224	9,189
Net carrying amount		9,224	9,189
Gross carrying amount		86,037	85,932
Accumulated amortization		37,386	32,352
Net carrying amount		39,427	44,391
Net carrying amount		48,651	53,580
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	73,949	73,949
Accumulated amortization	[1]	35,178	30,164
Net carrying amount	[1]	38,771	43,785
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		2,864	2,794
Accumulated amortization		2,208	2,188
Net carrying amount		¥ 656	¥ 606

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.